17010273

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
MAR 27 2017
Washington, DC 20549

001-38046

By Electronic Mail

March 27, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on March 27, 2017 The Nasdaq Stock Market (the "Exchange") received from ICC Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery